Segmented information (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	$ 13,684	$ 12,778
Canaada [Member]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	578	175
Barbadaos [Membr]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	4,068	4,239
Uniited States [Member]
Statement [Line Items]
Property, plant and equipment, intangible assets and other assets	$ 9,038	$ 8,364